Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member] | Marketable securities held in Trust Account [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Total assets	$ 81,059,308	$ 81,055,288	$ 80,536,183
Level 1 [Member] | Warrant Liability – Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Total liabilities	7,647,500	5,635,000	$ 6,476,686
Level 3 [Member] | Warrant Liability – Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Total liabilities	$ 5,144,588	$ 3,398,095